Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.23%
New York–88.54%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$ 1,750	$ 2,165,909
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,200,348
Series 2018 B, RB(a)	5.00%	12/15/2033	335	418,391
Series 2018 B, RB(a)	5.00%	12/15/2034	250	311,620
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	175	175,150
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,560	1,494,757
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	368,045
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	1,525	1,528,179
Series 2011 A, RB	5.63%	07/01/2031	1,315	1,317,526
Series 2011 A, RB	5.88%	07/01/2041	8,165	8,179,944
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	361,719
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	235,635
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,729,307
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,584,832
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,632,806
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,199,524
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	4,000	4,772,934
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	2,047,302
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,630,892
Series 2020 B, RB	4.00%	11/01/2055	6,400	6,913,430
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,653,093
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	31,920,054
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	4,035,928
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,749,112
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,654,442
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	926,891
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	167,087
Series 2018, Ref. RB	5.00%	10/01/2033	150	178,548
Series 2018, Ref. RB	5.00%	10/01/2037	500	590,088
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,161,477
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	937,068
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	352,483
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	176,242
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	246,090
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	287,537
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	525,559
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,708,320
Series 2018, RB	5.00%	06/01/2048	2,415	2,677,196
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,271,307
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	$ 555	$ 633,812
Series 2019, RB	4.00%	07/01/2049	1,300	1,470,303
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,057,391
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,792,423
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	5,205,229
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	571,507
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,257,314
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,392,841
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,210,662
Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,455,276
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	1,225	1,309,320
Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,870,696
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,330,915
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB(d)(e)	5.00%	08/01/2022	860	908,692
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,256,483
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	4,537,175
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	2,265	2,264,820
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	219,762
Series 2014, RB	5.00%	05/01/2039	250	273,091
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	594,473
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	626,523
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,298
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,332
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	260	261,335
Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,521,908
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	479,508
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	655,522
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	414,932
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	413,644
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	939,095
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(f)	5.00%	07/01/2040	1,000	1,245,147
Series 2020 A, Ref. RB(f)	5.00%	07/01/2045	4,550	5,593,374
Series 2020 A, Ref. RB(f)	5.00%	07/01/2051	4,500	5,507,016
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,365,901
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,513,749
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,199,352
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,262,285
Series 2016 B, RB	5.00%	07/01/2046	25,775	30,677,518
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,788,697
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2036	2,335	2,717,098
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	4,071,691
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	$ 840	$ 1,034,661
Series 2017, Ref. RB	5.00%	07/01/2036	840	1,032,391
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,477,862
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	3,089,229
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,396,376
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,871,940
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,320	1,319,893
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,210	2,212,233
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,005,976
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,276,517
Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	20,336,390
Series 2006 A, RB(c)(f)	0.00%	06/01/2060	434,000	21,907,409
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	347,546
Series 2019, RB(a)	4.00%	06/01/2025	910	1,018,613
Series 2019, RB(a)	4.00%	06/01/2026	950	1,084,351
Series 2019, RB(a)	4.00%	06/01/2027	985	1,139,773
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $5,495,000)(f)(g)	5.50%	07/01/2044	5,495	5,686,300
Harborfields Central School District; Series 2020, GO Notes	1.75%	06/25/2021	3,785	3,788,780
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	11,320,583
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,895,398
Series 2014, RB	5.00%	07/01/2034	1,500	1,657,689
Series 2014, RB	5.00%	07/01/2039	1,250	1,373,679
Series 2014, RB	5.00%	07/01/2044	1,000	1,093,528
Series 2017, Ref. RB	5.00%	07/01/2029	475	576,228
Series 2017, Ref. RB	5.00%	07/01/2030	425	512,356
Series 2017, Ref. RB	5.00%	07/01/2031	390	468,423
Series 2017, Ref. RB	5.00%	07/01/2032	700	839,006
Series 2017, Ref. RB	5.00%	07/01/2035	730	870,518
Series 2017, Ref. RB	5.00%	07/01/2036	570	679,455
Series 2017, Ref. RB	5.00%	07/01/2038	650	771,454
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Ref. Revenue Ctfs.(h)	5.00%	02/15/2042	26,500	31,740,592
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	975	978,319
Series 2012 A, RB	5.75%	02/15/2047	11,630	11,675,163
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	13,286,880
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,928,682
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,811,433
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	20,000	23,991,612
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	36,663,154
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	575	642,107
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	1,071,536
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	608,055
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,749,134
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,000,527
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2021	455	461,734
Series 2014, GO Bonds	5.00%	10/15/2022	480	506,050
Series 2014, GO Bonds	5.00%	10/15/2023	505	551,368
Series 2014, GO Bonds	5.00%	10/15/2024	530	596,499
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	$ 6,635	$ 7,041,853
Series 2012 A, RB	5.00%	09/01/2042	13,365	14,131,787
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	13,933,996
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,360,455
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,310,028
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,595,308
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,785,369
Series 2017, RB	5.00%	09/01/2029	750	942,231
Series 2017, RB	5.00%	09/01/2030	1,500	1,875,290
Series 2017, RB	5.00%	09/01/2037	3,405	4,216,026
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	17,260,163
Series 2017, RB	5.00%	09/01/2047	12,925	15,766,550
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	30,630,702
Series 2018, RB	5.00%	09/01/2032	2,815	3,606,863
Series 2018, RB	5.00%	09/01/2036	2,000	2,547,850
Series 2018, RB	5.00%	09/01/2037	7,000	8,896,245
Series 2018, RB	5.00%	09/01/2038	5,000	6,341,595
Series 2018, RB	5.00%	09/01/2039	4,000	5,063,466
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,177,605
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,706,989
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,795,286
Series 2012 D, Ref. RB (INS - AGM)(b)	4.00%	11/15/2032	100	104,909
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,285,625
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,438,738
Series 2012 H, RB	5.00%	11/15/2030	340	361,550
Series 2012 H, RB	5.00%	11/15/2033	940	998,165
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,291,140
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,756,380
Series 2015 B, Ref. RB	5.25%	11/15/2055	9,000	10,283,233
Series 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,713,384
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	19,007,413
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	24,815,754
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,837,747
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,975,193
Series 2017 XF0564, Ref. Revenue Ctfs.(h)	5.25%	11/15/2057	21,000	25,602,106
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(e)(i)	0.88%	02/01/2022	685	685,078
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	23,355,781
Series 2016 A1, RB	5.25%	11/15/2056	23,860	28,022,930
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	3,955	4,733,050
Series 2016 B-1, Ref. RB	5.00%	11/15/2056	10,345	12,133,218
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	22,601,182
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	30,708,584
Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	2,231,168
Series 2017, RB	5.25%	11/15/2057	4,505	5,492,261
Series 2019 A-2, RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	9,700,475
Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	652,134
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	18,710,509
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(a)	6.50%	12/01/2042	2,150	2,150,738
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,163,218
Series 2015, RB	5.00%	05/01/2031	1,500	1,744,196
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	425,187
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	$ 890	$ 986,391
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(d)(e)	5.00%	10/01/2021	850	863,617
Series 2011, RB(d)(e)	5.25%	10/01/2021	500	508,423
Series 2011, RB(d)(e)	5.50%	10/01/2021	1,840	1,872,515
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	53,012
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,115,751
Series 2017, RB	5.00%	12/01/2046	5,000	5,787,937
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	6,542,429
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	850	852,983
Series 2011, RB	6.00%	06/01/2034	1,495	1,500,363
Series 2014 A, RB	5.00%	06/01/2029	500	555,623
Series 2014 A, RB	5.50%	06/01/2034	960	1,081,980
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,686,892
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	212,193
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,754,822
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,084,856
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,626,361
Monroe County Industrial Development Corp/NY; Series 2020-XF0991, Ctfs.(h)	4.00%	07/01/2050	32,600	38,269,349
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)	0.00%	06/01/2061	400,000	19,481,240
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	22,184,156
Series 2016 A, RB	5.00%	11/15/2056	68,245	73,796,881
Municipal Assistance Corp. for the City of Troy;
Series 1996 C, RB (INS - NATL)(b)(c)	0.00%	07/15/2021	803	802,562
Series 1996 C, RB (INS - NATL)(b)(c)	0.00%	01/15/2022	1,218	1,216,137
Nassau (County of), NY;
Series 2015 B, GO Bonds(d)(e)	5.00%	04/01/2024	4,025	4,563,907
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,173,198
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	4,115,090
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	16,665	20,444,624
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2040	6,050	7,511,334
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	8,510	10,463,758
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	12,765	15,640,215
Nassau (County of), NY Industrial Development Agency;
Series 2006 A-A, RB	6.00%	06/01/2021	75	75,000
Series 2006 A-D, RB	6.00%	06/01/2021	75	75,000
Series 2007 A-C, RB	5.95%	11/01/2022	30	29,774
Series 2007 A-F, RB	5.95%	11/01/2022	35	34,714
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/28/2018; Cost $443,285)(g)(j)	6.50%	01/01/2032	420	231,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $205,363)(g)(j)	6.70%	01/01/2049	180	99,000
Series 2014 C, RB (Acquired 12/14/2007-11/26/2014; Cost $0)(g)(j)	2.00%	01/01/2049	2,167	216,662
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	337,654
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	1,585	1,583,251
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	967,129
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	1,000	1,022,994
Series 2006 A-3, RB	5.00%	06/01/2035	750	759,124
Series 2006 A-3, RB	5.13%	06/01/2046	615	625,567
Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	22,590,288
Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	46,171,631
Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,396,612
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	$ 17,100	$ 16,243,697
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,400,698
New York & New Jersey (States of) Port Authority;
Series 2011 169, RB(a)	5.00%	10/15/2036	2,720	2,768,186
Series 2012 172, RB(a)	5.00%	10/01/2034	400	415,023
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	8,450,074
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,750,479
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,628,463
Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	11,655,712
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,998,087
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	15,237,175
Series 2019 217, RB	4.00%	11/01/2049	20,660	24,184,829
Series 2019, RB	4.00%	11/01/2041	600	711,329
Series 2019, RB(a)	4.00%	11/01/2041	9,000	10,561,765
Series 2019, RB (INS - BAM)(b)	4.00%	11/01/2041	19,400	23,083,591
Series 2019, RB(a)	4.00%	11/01/2047	25,350	29,441,994
Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	5,846,699
Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,919,604
Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	4,207,249
Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,580,550
Series 2021, Ref. RB(a)	4.00%	07/15/2051	13,230	15,567,048
Series 2021, Ref. RB(a)	5.00%	07/15/2056	10,385	13,154,382
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,077
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,039
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,865
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,457
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,019
Series 2011 D-1, GO Bonds(d)(e)	5.00%	10/01/2021	9,995	10,156,810
Series 2011 D-1, GO Bonds	5.00%	10/01/2034	5	5,078
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	350	372,895
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	1,915	2,040,268
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	2,500	2,663,536
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	3,300	3,515,867
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,702,539
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,231,009
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,262,467
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	30,556,115
Series 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	18,335,370
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,100,220
Series 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,724,150
Series 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	11,147,807
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	28,090	33,177,158
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	751,069
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,358,808
Series 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,457,434
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	20,375	24,140,170
Series 2020 AA-2, Ref. RB	4.00%	06/15/2042	20,000	23,988,804
Series 2020 AA-2, Ref. RB	4.00%	06/15/2043	25,000	29,919,637
Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,633,286
Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	5,243,593
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	4,523,837
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	25,000	29,145,590
Series 2020 FF, Ref. RB	4.00%	06/15/2041	5,850	6,984,859
Series 2020, GG-1, RB	4.00%	06/15/2050	9,500	11,171,042
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10,000	11,874,672
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	14,000	17,858,525
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(d)	6.20%	10/01/2022	22,255	23,280,143
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	$ 950	$ 918,345
Series 1998, RB	6.38%	11/01/2028	2,390	2,309,953
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	4,305	4,309,460
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	6,665	6,484,498
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	200	200,227
Series 2007 B-1, RB (INS - ACA)(b)	5.25%	07/01/2022	155	155,203
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	16,450	18,777,418
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	17,770	20,784,274
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	638,646
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,649,020
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,590,870
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,702,741
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,638,488
New York (City of), NY Transitional Finance Authority;
Series 2011 S-1, RB	5.25%	07/15/2037	15,000	15,086,287
Series 2013 XF2157, Revenue Ctfs.(h)	5.00%	07/15/2037	25,000	26,266,055
Series 2016 S-1, RB	5.00%	07/15/2029	650	776,978
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,217,800
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	42,232,719
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,099,293
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,438,427
Series 2019 B-1, RB	4.00%	11/01/2043	13,495	15,916,958
Series 2019 B-1, RB	4.00%	11/01/2045	19,445	22,842,532
Series 2020 D, RB	4.00%	11/01/2040	18,390	22,098,103
Series 2020 D, RB	4.00%	11/01/2041	19,985	23,946,948
Series 2020 D, RB	4.00%	11/01/2043	15,000	17,886,586
Series 2020 D, RB	4.00%	11/01/2044	11,320	13,465,183
Series 2020 D, RB	4.00%	11/01/2045	9,000	10,658,778
Series 2020, Ref. RB	3.00%	11/01/2037	10,000	11,084,265
Series 2020, Ref. RB	4.00%	11/01/2038	6,750	8,161,488
Series 2020, Ref. RB	3.00%	11/01/2039	6,500	7,150,375
Series 2021 E-1, RB	4.00%	02/01/2043	6,850	8,201,233
Series 2021 E-1, RB	4.00%	02/01/2046	30,000	35,681,958
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,168,311
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,124,536
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	387,506
Series 2019, Ref. RB	5.00%	12/01/2036	700	899,758
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	1,375	1,805,111
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	2,240,668
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,770,344
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,658,586
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	1,134,991
New York (City of), NY Water & Sewer System; Series 2021 CC-1, RB	4.00%	06/15/2051	25,000	29,760,205
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,789,767
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,256,490
Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	1,127,431
Series 2005 S-3, RB(c)	0.00%	06/01/2055	198,195	20,074,498
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$ 4,000	$ 5,262,794
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,401
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	26,081,129
Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	1,950	1,953,087
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	720,004
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,642,117
Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	7,423,489
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,320,790
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,758,938
Series 2018 A, RB	5.00%	07/01/2040	4,835	6,058,375
Series 2018 A, RB	5.00%	03/15/2044	33,330	41,308,585
Series 2019 A, RB	5.00%	10/01/2034	820	1,017,262
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	17,134,337
Series 2020 A, RB	4.00%	07/01/2050	25,500	29,795,669
Series 2020 A, RB	4.00%	07/01/2053	20,000	23,311,888
Series 2020 A, Ref. RB	4.00%	03/15/2047	15,000	17,689,480
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,507,072
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(f)	5.35%	12/01/2035	10,325	10,324,775
Series 2015 B1, Ref. RB(f)	6.18%	12/01/2031	4,445	4,445,102
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	804,523
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	795,419
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,485,879
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,566,916
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	894,206
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	452,363
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	452,363
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	894,206
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	522,471
Series 2012 B, RB	5.00%	07/01/2032	260	271,685
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	853,473
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,044
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	905,241
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	1,020,263
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	769,525
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	178,693
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	300	312,746
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	29,913
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	1,074,039
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	225,408
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,439,236
Series 2017, Ref. RB	5.00%	07/01/2030	650	802,774
Series 2017, Ref. RB	5.00%	07/01/2031	800	984,890
Series 2017, Ref. RB	5.00%	07/01/2032	750	921,402
Series 2017, Ref. RB	4.00%	07/01/2033	415	480,919
Series 2020, RB	4.00%	07/01/2046	17,870	20,819,451
Series 2020, RB	4.00%	07/01/2050	17,500	20,304,347
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,928,897
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	26,522,167
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$ 150	$ 174,159
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,227,993
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,340,161
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	3,000	3,122,540
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	1,250	1,324,894
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	11,723,068
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	8,218,738
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	6,398,426
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,349,160
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	9,399,094
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	45,544,277
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,071
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,861,399
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,636,858
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	7,446,302
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,397,569
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,837,716
Series 2016 A, RB	4.00%	07/01/2039	625	700,509
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,740,745
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,355,886
Series 2019 A, RB	5.00%	07/01/2049	25,540	31,856,328
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,725,761
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,788,063
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	488,960
Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,923,404
Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	2,318,929
Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,457,559
Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	2,063,592
Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,300	1,577,139
Series 2017, Ref. RB(f)	5.00%	12/01/2036	2,100	2,543,833
Series 2017, Ref. RB(f)	5.00%	12/01/2037	800	969,290
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	21,833
Series 2013 A, RB	5.00%	05/01/2029	980	1,047,548
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	925	1,057,287
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	1,000	1,143,013
Series 2016, Ref. RB	5.00%	07/01/2039	500	598,285
Series 2016, Ref. RB	5.00%	07/01/2046	500	596,466
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,940	5,761,360
Series 2019 A, RB	5.00%	07/01/2049	5,640	7,039,658
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,427,650
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	11,200	13,917,076
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	270	284,193
Series 2012, RB(d)(e)	5.00%	07/01/2022	25	26,314
Series 2012, RB	5.00%	07/01/2030	6,235	6,506,782
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	462,684
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	$ 225	$ 252,960
Series 2021, RB	5.00%	07/01/2051	750	898,305
New York (State of) Dormitory Authority (State University of New York);
Series 2015 B, Ref. RB	5.00%	07/01/2045	4,000	4,565,953
Series 2019 A, RB	4.00%	07/01/2049	5,180	5,916,216
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	5,145	5,160,483
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,100	2,425,537
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	4,174,858
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,973,112
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,787,696
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,440,686
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,516,265
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,398,064
Series 2017, RB	5.00%	01/01/2033	2,875	3,377,165
Series 2017, RB	5.00%	01/01/2038	4,045	4,694,947
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	15,113,235
Series 2017 A2, RB(f)	5.38%	09/01/2050	25,010	24,628,310
Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(f)(g)	5.38%	10/01/2042	7,540	7,542,371
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	5,220	5,225,744
Series 2009, Ref. RB	5.00%	09/01/2034	2,785	2,788,372
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,638,017
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,236,711
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,437,518
New York (State of) Housing Finance Agency (Highland Avenue Senior Apartments); Series 2007 A, RB(a)	5.00%	02/15/2039	140	140,378
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	115	115,248
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(k)	5.38%	02/15/2035	2,080	2,085,180
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	311,217
New York (State of) Power Authority;
Series 2011 A, RB(d)(e)	5.00%	11/15/2021	730	746,357
Series 2020 A, Ref. RB	4.00%	11/15/2055	13,400	15,621,861
New York (State of) State Dormitory Authority (Maimonides Medical Center); Series 2020, RB	4.00%	08/01/2043	1,000	1,156,593
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,807,243
Series 2016 A, RB	5.00%	01/01/2046	27,465	32,291,617
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,312,824
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,307,696
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,618,099
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,263,234
Series 2019 B, Ref. RB	4.00%	01/01/2041	15,000	17,610,900
Series 2019 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2045	25,000	29,338,045
Series 2019 B, Ref. RB (INS - BAM)(b)	4.00%	01/01/2045	20,000	23,470,436
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	845	814,128
Series 2005 E-2, RB	6.13%	11/01/2035	2,690	2,415,555
New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	7,145	7,317,009
New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	5,000	5,137,291
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(i)	3.46%	03/01/2022	6,800	6,887,475
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	$ 3,565	$ 4,316,232
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,818,624
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,106,899
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,218,784
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,823,998
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,285,644
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,356,870
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,482,578
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	1,181,654
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,254,453
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,378,501
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	4,100,171
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,702,558
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2020-XF0992, Ctfs.(h)	4.00%	05/01/2045	20,560	24,424,565
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2044	30,000	35,730,762
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2045	21,000	24,947,269
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2046	25,000	29,661,958
New York City Water & Sewer System; Series 2018 XF2569, Revenue Ctfs.(h)	5.00%	06/15/2048	20,000	24,990,066
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,754,366
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	5,172,264
Series 2016 A, RB	5.00%	11/15/2041	4,220	4,999,658
Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,667,014
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	3,330	3,333,804
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,250,761
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,535	1,540,712
Series 2001, RB	5.75%	06/01/2043	9,025	9,040,043
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	10	10,000
New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	12,379,219
Series 2005 E, RB(c)	0.00%	06/01/2055	154,690	16,459,975
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	1,490,900	74,023,036
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	765	765,000
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,647,870
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,745	3,140,912
Series 2016 A2, Ref. RB	5.00%	06/01/2051	13,875	14,808,485
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	4,079,310
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,148,665
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	989,097
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,232,445
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	1,505	1,665,510
Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	465,909
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	1,875	1,914,987
Series 2011, Ref. RB	5.00%	11/15/2044	5,000	5,099,235
Series 2011, Ref. RB	5.75%	11/15/2051	15,000	15,356,833
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,593,838
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	93,519,878
Series 2007, RB	5.50%	10/01/2037	11,230	16,977,623
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Power Authority;
Series 2020 A, Ref. RB	4.00%	11/15/2045	$ 5,000	$ 5,906,917
Series 2020 A, Ref. RB	4.00%	11/15/2050	27,375	32,161,897
Series 2020 A, Ref. RB	4.00%	11/15/2060	9,000	10,455,950
New York State Dormitory Authority;
Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,851
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	329,266
Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	12,599
Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,635,314
Series 2019 A, RB	4.00%	07/01/2045	8,600	10,022,396
Series 2020, RB(h)	4.00%	02/15/2047	40,000	46,760,964
New York State Environmental Facilities Corp; Series 2018 XF2586, Revenue Ctfs.(h)	5.00%	06/15/2047	20,000	24,609,880
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	6,182,550
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,430	1,435,002
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,212,981
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	23,420,562
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,818,143
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	889,546
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,808,652
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,735,283
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,919,842
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,691,064
Series 2020 A, RB	4.00%	03/15/2045	31,000	36,649,663
Series 2020 A, RB	4.00%	03/15/2049	42,545	50,058,387
Series 2020 C, Ref. RB	4.00%	03/15/2041	5,000	5,975,131
Series 2020 C, Ref. RB	4.00%	03/15/2045	17,000	20,098,202
Series 2020 C, Ref. RB	4.00%	03/15/2049	8,500	10,001,088
Series 2020 C, Ref. RB	5.00%	03/15/2050	5,000	6,342,447
Series 2020, Ref. RB	3.00%	03/15/2040	11,435	12,403,264
Series 2020, Ref. RB	5.00%	03/15/2043	5,000	6,400,170
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,751,407
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,304,554
Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,613,251
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,970	1,984,413
Series 2016, Ref. RB(a)	5.00%	08/01/2031	2,805	2,824,842
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,565	6,751,751
Series 2018, RB(a)	5.00%	01/01/2036	2,045	2,475,008
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	5.00%	10/01/2040	10,000	12,643,461
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	11,600	12,787,491
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,854,086
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	13,061,318
Series 2016 A, RB(a)	5.00%	07/01/2041	36,250	41,076,648
Series 2016 A, RB(a)	5.00%	07/01/2046	22,095	25,002,481
Series 2016 A, RB(a)	5.25%	01/01/2050	4,650	5,284,831
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	9,710,449
New York Transportation Development Corp. (New York State Thruway ); Series 2021, RB(a)	4.00%	10/31/2034	600	714,007
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2032	$ 1,505	$ 1,978,745
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	2,096,737
Series 2020, Ref. RB	5.00%	12/01/2034	2,000	2,614,510
Series 2020, Ref. RB	5.00%	12/01/2036	1,610	2,098,343
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,299,638
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,590,556
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	827,115
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	500	522,090
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	850	887,554
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	808,666
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	976,278
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	934,087
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	892,760
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	301,464
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	1,025,750
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8); Series 1994 B, Ref. RB	7.38%	12/15/2021	360	373,753
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	3,287,781
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	5,547,492
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	116,078
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,260,024
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,398,714
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,457,158
Series 2019, Ref. RB	5.00%	07/01/2032	775	925,112
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,591,627
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,668,127
Series 2019, Ref. RB	4.00%	07/01/2039	760	819,266
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,738,459
Onondaga (County of), NY Industrial Development Agency (Free Library);
Series 2008, RB	5.13%	03/01/2030	955	964,292
Series 2008, RB	5.13%	03/01/2037	1,115	1,127,144
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,540,380
Series 2017, Ref. RB	5.00%	05/01/2034	840	991,694
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,347,806
Series 2017, Ref. RB	5.00%	05/01/2040	650	757,059
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	15,950	18,877,286
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	14,021,210
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,670,512
Series 2019, Ref. RB	4.00%	12/01/2047	14,290	16,763,480
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,920,102
Onondaga Civic Development Corp. (Le Moyne College); Series 2012, Ref. RB	5.00%	07/01/2032	1,000	1,038,643
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	3,465	3,553,684
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	380	381,333
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	2,235	2,242,048
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	6,330	6,352,308
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,085	4,126,116
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2037	1,320	1,362,244
Series 2012 A, Ref. RB	5.00%	07/01/2042	1,435	1,477,803
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	$ 3,205	$ 3,374,083
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	2,084,349
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	8,288,644
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	11,795,797
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,435,747
Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	10,831,785
Port Authority of New York & New Jersey; Series 2017 XF0565, Ref. Revenue Ctfs.(h)	5.25%	11/15/2056	28,000	33,987,974
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,675	2,684,212
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,636,122
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(k)	5.38%	12/01/2036	2,500	2,507,237
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,428,098
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	726,532
Series 2005 A, RB(c)(f)	0.00%	08/15/2045	4,000	985,832
Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,331,385
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	4,306,151
Series 2020 A, RB	4.00%	07/01/2050	1,985	2,310,420
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,865,540
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	520	525,723
Series 2011, RB	5.38%	09/01/2041	4,775	4,816,190
Series 2012 A, RB	5.00%	09/01/2041	1,510	1,542,875
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(a)	7.25%	12/01/2029	3,585	3,042,654
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,364,775
Series 2012, RB	5.00%	07/01/2031	1,355	1,444,983
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	643,605
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	55	55,023
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility);
Series 2006 A-A, RB	5.95%	10/01/2021	115	115,058
Series 2006 A-B, RB	5.95%	10/01/2021	165	165,061
Series 2006 A-C, RB	5.95%	10/01/2021	45	45,020
Series 2006 A-D1, RB	5.95%	10/01/2021	35	35,016
Series 2006 A-D2, RB	6.00%	10/01/2031	250	250,039
Series 2006 A-E, RB	5.95%	10/01/2021	110	110,089
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	8,200	8,270,871
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,110	4,183,898
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island); Series 2011, Ref. RB	5.00%	07/01/2028	6,405	6,430,269
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	410	408,804
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	467,764
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 C, RB	6.63%	06/01/2044	69,295	71,304,784
Series 2008 D, RB(c)	0.00%	06/01/2048	177,265	20,682,890
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(f)	5.35%	11/01/2049	40,865	43,408,683
Series 2016 B2, RB(f)	5.35%	11/01/2049	5,830	6,192,894
Series 2016 C2, RB(f)	5.35%	11/01/2049	5,760	6,118,537
Series 2016 D2, RB(f)	5.35%	11/01/2049	3,780	4,015,290
Syracuse (City of), NY; Series 2011 A, GO Bonds(a)	5.00%	11/01/2036	1,000	1,019,664
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(j)	5.00%	07/01/2032	$ 3,125	$ 1,562,500
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	2,038,608
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	427,580
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,631,210
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,506,350
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,871,282
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,988,154
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,452,758
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	11,240,042
Series 2018 XF2587, Ref. Revenue Ctfs.(h)	5.00%	11/15/2044	20,000	24,496,392
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	12,235	14,659,654
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	60,700	78,483,528
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, Ref. RB	5.00%	11/15/2044	3,000	3,674,459
Series 2018 A, Ref. RB	5.00%	11/15/2046	10,000	12,227,693
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,962,616
Series 2019 C, RB	4.00%	11/15/2042	21,500	25,222,123
Series 2019 C, RB	4.00%	11/15/2043	21,500	25,170,022
Series 2020 A, RB	4.00%	11/15/2054	21,100	24,756,611
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,202,839
Series 2021 A, RB	5.00%	11/15/2056	13,880	17,669,872
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	12,046,000
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	15,514,447
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,625,228
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	19,709,696
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	840	839,864
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	505,450
Westchester County Healthcare Corp.;
Series 2011 B, RB(d)(e)	5.13%	11/01/2021	1,700	1,735,339
Series 2014 A, RB	5.00%	11/01/2044	4,259	4,734,294
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,344,655
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	7,992,417
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,766,347
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,328,236
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,349,668
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,512,419
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	35,441,212
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	15,163,941
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,484,785
Yonkers (City of), NY Parking Authority; Series 1999 A, RB	6.00%	06/15/2024	660	660,965
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	490,891
Series 2019 A, RB	5.00%	10/15/2049	640	733,076
Series 2019 A, RB	5.00%	10/15/2054	465	530,779
				5,061,308,823
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–10.19%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$ 115	$ 115,709
Series 2008 A, RB(c)	0.00%	05/15/2057	1,060,850	70,799,219
Series 2008 B, RB(c)	0.00%	05/15/2057	1,070,800	56,056,487
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(j)	5.00%	07/01/2033	2,000	1,790,000
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2028	1,270	1,311,200
Series 2006 B, Ref. GO Bonds(j)	5.25%	07/01/2032	2,500	2,250,000
Series 2008 A, Ref. GO Bonds(j)	5.25%	07/01/2026	2,200	1,971,750
Series 2008 A, Ref. GO Bonds(j)	5.50%	07/01/2032	15,700	13,992,625
Series 2009 B, Ref. GO Bonds(j)	5.88%	07/01/2036	770	697,813
Series 2009 C, Ref. GO Bonds(j)	6.00%	07/01/2039	390	346,613
Series 2011 A, Ref. GO Bonds(j)	6.00%	07/01/2028	1,000	898,750
Series 2011 A, Ref. GO Bonds(j)	6.00%	07/01/2040	3,670	3,188,312
Series 2011 C, Ref. GO Bonds(j)	6.00%	07/01/2035	2,700	2,311,875
Series 2011 E, Ref. GO Bonds(j)	5.63%	07/01/2033	3,205	2,832,419
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2039	5,000	4,225,000
Series 2012 A, Ref. GO Bonds(j)	5.00%	07/01/2041	5,820	4,685,100
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	12,345	13,602,216
Series 2012 A, RB	5.25%	07/01/2029	1,580	1,672,213
Series 2012 A, RB	6.00%	07/01/2047	3,250	3,468,559
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	520,644
Series 2016 E-4, RB(j)	10.00%	07/01/2022	500	509,375
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(j)	6.15%	07/01/2038	24,895	3,142,994
Series 2008 B, RB(j)	6.30%	07/01/2037	7,500	946,875
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(j)	5.30%	07/02/2035	4,945	5,414,775
Series 2003 G, RB(j)	5.00%	07/01/2033	8,980	4,591,025
Series 2003 G, RB(j)	5.00%	07/01/2042	1,840	940,700
Series 2003 H, Ref. RB(j)	5.45%	07/01/2035	1,120	572,600
Series 2003, RB(j)	5.00%	07/03/2028	9,515	1,355,887
Series 2005 K, RB(j)	5.00%	07/01/2027	6,500	3,323,125
Series 2005 K, RB(j)	5.00%	07/01/2030	1,145	585,381
Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,733,203
Series 2005 L, Ref. RB (INS - FGIC)(b)(l)	5.25%	07/01/2030	915	839,513
Series 2007 M, RB(j)	5.00%	07/01/2046	78,610	40,189,362
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,531,619
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	780	807,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2002, Ref. RB	5.38%	12/01/2021	185	185,272
Series 2006, RB	5.00%	03/01/2036	6,285	6,293,275
Series 2012, Ref. RB	5.13%	04/01/2032	875	888,784
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,221,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,945	1,712,263
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,490	5,514,426
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	672,377
Series 2012, Ref. RB	5.00%	10/01/2042	200	203,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(j)	5.00%	07/01/2037	$ 675	$ 175,500
Series 2005 B, RB(j)	5.00%	07/01/2041	141,985	36,916,100
Series 2006 B, RB(j)	5.00%	07/01/2031	25,255	6,566,300
Series 2006 B, RB(j)	5.00%	07/01/2037	17,490	4,547,400
Series 2006 B, RB(j)	5.00%	07/01/2046	41,740	10,852,400
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(j)	6.50%	10/01/2037	1,680	676,200
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 Q, RB(j)	5.50%	07/01/2037	850	848,938
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 I, RB(j)	5.00%	07/01/2036	20,355	19,388,137
Series 2009 P, Ref. RB(j)	6.50%	07/01/2030	4,400	4,502,080
Puerto Rico Public Finance Corp.; Series 2011 B, RB(j)	5.50%	08/01/2031	11,810	171,245
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,862,275
Series 2018 A-1, RB(c)	0.00%	07/01/2046	50,000	16,278,500
Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	12,022,806
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	15,019,955
Series 2018 A-1, RB	5.00%	07/01/2058	37,456	42,730,007
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	17,752,435
Series 2019 A-2, RB	4.54%	07/01/2053	976	1,082,533
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	14,674,233
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,061,600
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,441,125
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,643,750
Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,174,300
				582,298,954
Guam–0.19%
Guam (Territory of);
Series 2011 A, RB(d)	5.25%	01/01/2036		550	565,910
Series 2015 D, Ref. RB	5.00%	11/15/2039		750	849,891
Series 2021 F, Ref. RB	4.00%	01/01/2042		2,880	3,283,347
Guam (Territory of) Government Waterworks Authority; Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025		1,735	1,883,486
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2023		1,230	1,304,989
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024		1,560	1,654,381
Series 2012 A, Ref. RB	5.00%	10/01/2034		610	641,490
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		325	359,336
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031		345	364,142
					10,906,972
Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030		5,375	4,961,641
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		480	471,337
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028		4,515	4,448,503
					9,881,481
Virgin Islands–0.14%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029		665	648,764
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(b)	5.00%	10/01/2032		2,555	2,678,757
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032		2,180	2,285,593
Series 2015, RB(f)	5.00%	09/01/2030		770	884,392
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(f)	5.00%	09/01/2033		1,500	1,719,658
					8,217,164
Total Municipal Obligations (Cost $5,573,139,739)					5,672,613,394
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.06%
New York–0.06%
CMS Liquidating Trust; (Cost $4,483,200)(m)(n)	1,401	$ 3,096,210
TOTAL INVESTMENTS IN SECURITIES(o)–99.29% (Cost $5,577,622,939)		5,675,709,604
FLOATING RATE NOTE OBLIGATIONS–(3.88)%
Notes with interest and fee rates ranging from 0.57% to 0.76% at 05/31/2021 and contractual maturities of collateral ranging from 07/15/2037 to 11/15/2057(p)		(221,580,000)
OTHER ASSETS LESS LIABILITIES–4.59%		262,391,788
NET ASSETS–100.00%		$5,716,521,392
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $284,913,124, which represented 4.98% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at May 31, 2021 was $13,775,333, which represented less than 1% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $187,515,818, which represented 3.28% of the Fund’s Net Assets.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $391,487,932 are held by TOB Trusts and serve as collateral for the $221,580,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$5,672,613,394	$—	$5,672,613,394
Common Stocks & Other Equity Interests	—	—	3,096,210	3,096,210
Total Investments in Securities	—	5,672,613,394	3,096,210	5,675,709,604
Other Investments - Assets
Investments Matured	—	3,082,800	—	3,082,800
Total Investments	$—	$5,675,696,194	$3,096,210	$5,678,792,404
Invesco Rochester® New York Municipals Fund